Income taxes (Details 5) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Deferred tax assets	$ 28,451,658	$ 27,197,207
Deferred taxes liabilities	86,356,895	112,699,828
Total	(57,905,237)	(85,502,621)	$ (87,514,452)
Impairment Provision Of Accounts Receivable [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	2,062,740	1,509,712
Other Non Tax Expenses [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	32,959,493	28,840,149
Benefits To Staff [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	4,317,938	4,579,775
Inventory Impairment Provision [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	1,513,107	1,381,757
Severance Indemnity [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	10,599,423	11,437,005
Inventory Valuation [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	10,329,504	6,677,494
Intangibles [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	651,925	417,108
Deferred taxes liabilities	20,570,691	22,707,420
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	6,321,576	6,970,568
Deferred taxes liabilities	112,968,663	122,295,723
Deferred Taxes Related To Assets Arising From A Single Transaction [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	11,603,601	11,491,164
Deferred taxes liabilities	10,290,501	10,243,205
Other assets [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	5,057,030	3,087,251
Tax Losses Carry Forward [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	31,814,137	21,637,825
Subtotal By Deferred Tax Assets [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	117,230,474	98,029,808
Deferred Tax Liabilities Offset [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	(88,778,816)	(70,832,601)
Agricultural Operation Expenses [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes liabilities	11,065,968	8,796,925
Manufacturing Indirect Activation Costs [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes liabilities	9,669,456	8,594,229
Other Liabilitiess [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes liabilities	10,570,432	10,894,927
Subtotal By Deferred Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes liabilities	175,135,711	183,532,429
Deferred Tax Assets Offset [Member]
IfrsStatementLineItems [Line Items]
Deferred taxes liabilities	$ (88,778,816)	$ (70,832,601)